Document and Entity Information	0 Months Ended
Jul. 23, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 23, 2014
Registrant Name	SMA RELATIONSHIP TRUST
Central Index Key	0001225290
Amendment Flag	false
Document Creation Date	Jul. 23, 2014
Document Effective Date	Jul. 23, 2014
Prospectus Date	Apr. 30, 2014
Series S | Series S
Risk/Return:
Trading Symbol	SRTSX